Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000015696
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class A
Trading Symbol	SZCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16% [1]
AssetsNet	$ 820,982,404
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,709,866
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	820,982,404
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,709,866

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Put Options Purchased	1%
Other Investments	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Health Care	13%
Consumer Discretionary	9%
Information Technology	8%
Communication Services	6%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Utilities	5%

Ten Largest Equity Holdings

Holdings	30.7% of Net Assets
Stride, Inc.	5.4%
The Bancorp, Inc.	4.8%
Kyndryl Holdings, Inc.	3.8%
Ligand Pharmaceuticals, Inc.	3.1%
Cantaloupe, Inc.	2.8%
Sprouts Farmers Market, Inc.	2.5%
The GEO Group, Inc.	2.3%
Rush Enterprises, Inc.	2.3%
IDT Corp.	2.0%
Lantheus Holdings, Inc.	1.7%

C000015699
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class C
Trading Symbol	SZCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%
AssetsNet	$ 820,982,404
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,709,866
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	820,982,404
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,709,866

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Put Options Purchased	1%
Other Investments	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Health Care	13%
Consumer Discretionary	9%
Information Technology	8%
Communication Services	6%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Utilities	5%

Ten Largest Equity Holdings

Holdings	30.7% of Net Assets
Stride, Inc.	5.4%
The Bancorp, Inc.	4.8%
Kyndryl Holdings, Inc.	3.8%
Ligand Pharmaceuticals, Inc.	3.1%
Cantaloupe, Inc.	2.8%
Sprouts Farmers Market, Inc.	2.5%
The GEO Group, Inc.	2.3%
Rush Enterprises, Inc.	2.3%
IDT Corp.	2.0%
Lantheus Holdings, Inc.	1.7%

C000172343
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class R6
Trading Symbol	SZCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 820,982,404
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,709,866
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	820,982,404
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,709,866

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Put Options Purchased	1%
Other Investments	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Health Care	13%
Consumer Discretionary	9%
Information Technology	8%
Communication Services	6%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Utilities	5%

Ten Largest Equity Holdings

Holdings	30.7% of Net Assets
Stride, Inc.	5.4%
The Bancorp, Inc.	4.8%
Kyndryl Holdings, Inc.	3.8%
Ligand Pharmaceuticals, Inc.	3.1%
Cantaloupe, Inc.	2.8%
Sprouts Farmers Market, Inc.	2.5%
The GEO Group, Inc.	2.3%
Rush Enterprises, Inc.	2.3%
IDT Corp.	2.0%
Lantheus Holdings, Inc.	1.7%

C000015700
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class S
Trading Symbol	SSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$45	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 820,982,404
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,709,866
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	820,982,404
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,709,866

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Put Options Purchased	1%
Other Investments	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Health Care	13%
Consumer Discretionary	9%
Information Technology	8%
Communication Services	6%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Utilities	5%

Ten Largest Equity Holdings

Holdings	30.7% of Net Assets
Stride, Inc.	5.4%
The Bancorp, Inc.	4.8%
Kyndryl Holdings, Inc.	3.8%
Ligand Pharmaceuticals, Inc.	3.1%
Cantaloupe, Inc.	2.8%
Sprouts Farmers Market, Inc.	2.5%
The GEO Group, Inc.	2.3%
Rush Enterprises, Inc.	2.3%
IDT Corp.	2.0%
Lantheus Holdings, Inc.	1.7%

C000172344
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Institutional Class
Trading Symbol	SZCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 820,982,404
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,709,866
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	820,982,404
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,709,866

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Put Options Purchased	1%
Other Investments	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Health Care	13%
Consumer Discretionary	9%
Information Technology	8%
Communication Services	6%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Utilities	5%

Ten Largest Equity Holdings

Holdings	30.7% of Net Assets
Stride, Inc.	5.4%
The Bancorp, Inc.	4.8%
Kyndryl Holdings, Inc.	3.8%
Ligand Pharmaceuticals, Inc.	3.1%
Cantaloupe, Inc.	2.8%
Sprouts Farmers Market, Inc.	2.5%
The GEO Group, Inc.	2.3%
Rush Enterprises, Inc.	2.3%
IDT Corp.	2.0%
Lantheus Holdings, Inc.	1.7%

[1]	Annualized.